NATIXIS FUNDS TRUST I

May 5, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 002-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information, each dated May 1, 2022, for the Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, Mirova International Sustainable Equity Fund, Mirova U.S. Sustainable Equity Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund and Vaughan Nelson Small Cap Value Fund, each a series of Natixis Funds Trust I, do not differ from those contained in Post-Effective Amendment No. 157 that was filed electronically on April 29, 2022.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary